UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-8416
                                   ---------------------------------------------

                            Touchstone Tax Free Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 221 East Fourth Street, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

             Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 362-8000
                                                   -----------------------------

Date of fiscal year end:   06/30
                        --------------------

Date of reporting period:  09/30/05
                         -------------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

Touchstone Tax-Free Trust
Florida Tax-Free Money Market Fund Portfolio of Investments
September 30, 2005 (Unaudited)

=============================================================================================================
  Principal                                                                Coupon    Maturity      Market
   Amount       Fixed Rate Revenue & General Obligation Bonds -- 12.9%      Rate       Date         Value
-------------------------------------------------------------------------------------------------------------
$    300,000    Boca Raton FL Wtr & Swr Rev ...........................     3.800    10/01/05    $    300,000
     150,000    Indianapolis IN Thermal Energy Sys Rev ................     5.000    10/01/05         150,000
     800,000    Jacksonville FL Elec Auth Rev (St Johns River) ........     6.000    10/01/05         800,000
     100,000    Sunrise FL Util Sys Rev ...............................     5.200    10/01/05         100,000
     100,000    Alderwood WA Wtr Dist Rev .............................     4.000    12/01/05         100,248
     300,000    Rhodes IL SD #84.5 Ed Purp TAWS .......................     3.125    12/01/05         300,476
     800,000    Covington KY Indpt Sch Dist TANS ......................     3.500    06/30/06         801,956
     400,000    AMP OH Elect Rev BANS (Woodville Vlg) .................     3.250    07/20/06         400,621
     500,000    AMP OH Elect Rev BANS (Carey Vlg) .....................     3.400    08/03/06         501,015
     250,000    Wilmington OH LTGO BANS (Lowes Rd Construction) .......     3.750    09/29/06         251,566
                                                                                                 ------------
                Total Fixed Rate Revenue & General Obligation Bonds ...                          $  3,705,882
                                                                                                 ------------
-------------------------------------------------------------------------------------------------------------
  Principal                                                                Coupon    Maturity      Market
   Amount       Floating & Variable Demand Notes -- 79.4%                   Rate       Date         Value
-------------------------------------------------------------------------------------------------------------
$    500,000    Collier Co FL Health Fac Auth Hosp Rev
                (Cleveland Clinic) ....................................     2.800    10/01/05    $    500,000
     600,000    FL St Brd Ed Muni Secs Tr Rcpts Ser SGA 102 ...........     2.830    10/01/05         600,000
   1,200,000    Manatee Co FL PCR (Florida Pwr & Light Co) ............     2.820    10/01/05       1,200,000
     480,000    Putnam Co FL Dev Auth PCR (FL Pwr & Light Co) .........     2.820    10/01/05         480,000
     800,000    Sarasota Co FL Pub Hosp (Sarasota Mem Hosp) ...........     2.950    10/01/05         800,000
     250,000    Broward Co FL HFA MFH Rev (Jacaranda Village Apts) ....     2.770    10/05/05         250,000
   1,115,000    Broward Co FL HFA MFH Rev (Reflections Apts) ..........     2.760    10/05/05       1,115,000
     575,000    Dade Co FL IDA IDR (Dolphins Stadium) Ser A ...........     2.750    10/05/05         575,000
     880,000    Dade Co FL IDA IDR (Dolphins Stadium) Ser D ...........     2.750    10/05/05         880,000
   1,165,000    FL HFA MFH Rev (Carlton Arms II) Ser EEE ..............     2.820    10/05/05       1,165,000
     500,000    Lee Co FL IDR Ed Facs (Canterbury School) .............     2.800    10/05/05         500,000
     605,000    Marion Co FL HFA (Paddock Apts) .......................     2.760    10/05/05         605,000
     500,000    Middletown OH Dev Rev (Bishop Fenwick HS) .............     2.780    10/05/05         500,000
     810,000    Nassau Co FL PCR (Rayonier) ...........................     2.750    10/05/05         810,000
   1,000,000    Orange Co FL HFA Rev (Sundown Assoc) ..................     2.800    10/05/05       1,000,000
     400,000    Palm Beach Co FL Rev (Norton Gallery) .................     2.790    10/05/05         400,000
     700,000    Voluisa Co FL HFA MFH Rev (Anatole Apts) ..............     2.760    10/05/05         700,000
     135,000    Dade Co FL IDA Rev (Spectrum Programs Inc) ............     2.800    10/06/05         135,000
   1,375,000    Duval Co FL HFA MFH Rev (Glades Apts) .................     2.750    10/06/05       1,375,000
     950,000    Duval Co FL HFA MFH Rev (Sunbeam Road Apts) ...........     2.760    10/06/05         950,000
     800,000    FL Gulf Coast Univ Fin Corp Rev .......................     2.790    10/06/05         800,000
     120,000    Gulf Breeze FL Loc Govt Loan Prog B ...................     2.760    10/06/05         120,000
     350,000    Gulf Breeze FL Muni Bond Fund Ser A ...................     2.760    10/06/05         350,000
   1,200,000    Highlands Co FL HFA Rev (Adventist Hlth Sys) ..........     2.750    10/06/05       1,200,000
   1,000,000    Highlands Co FL Hlth Facs Auth Rev (Adventist Hlth) ...     2.750    10/06/05       1,000,000
     700,000    JEA FL Dist Energy Sys Rev ............................     2.750    10/06/05         700,000
     100,000    Palm Beach Co FL Edl Facs Auth Rev (Atlantic College) .     2.800    10/06/05         100,000
     900,000    Palm Beach Co FL Rev (Henry Morrison Flagler) .........     2.790    10/06/05         900,000
   1,000,000    Palm Beach Co FL Rev (Morse Oblig Group) ..............     2.770    10/06/05       1,000,000
     775,000    Pasco Co FL School Board COP ..........................     2.750    10/06/05         775,000

Touchstone Tax-Free Trust
Florida Tax-Free Money Market Fund
(Continued)

=============================================================================================================
  Principal     Floating & Variable Demand Notes -- 79.4%                  Coupon    Maturity      Market
   Amount       (Continued)                                                 Rate       Date         Value
-------------------------------------------------------------------------------------------------------------
$    300,000    Seminole Co FL IDA (FL Living Nursing Ctr) ............     2.950    10/06/05    $    300,000
   1,000,000    Seminole Co FL IDA Rev (Master Academy) ...............     2.770    10/06/05       1,000,000
     100,000    Univ of North FL 1998 Parking Rev Bonds ...............     2.820    10/06/05         100,000
                                                                                                 ------------
                Total Floating & Variable Demand Notes ................                          $ 22,885,000
                                                                                                 ------------
-------------------------------------------------------------------------------------------------------------
  Principal                                                                Coupon    Maturity      Market
   Amount       Adjustable Rate Put Bonds -- 7.2%                           Rate       Date         Value
-------------------------------------------------------------------------------------------------------------
$    765,000    Fort Thomas KY IDR (Carmel Manor) .....................     2.600    10/01/05    $    765,000
     900,000    Putnam Co FL Dev Auth PCR (Seminole Elec Coop) ........     2.650    12/15/05         900,000
     400,000    Corpus Christi TX IDC EDR (Texas Air Invt) ............     2.900    02/01/06         400,000
                                                                                                 ------------
                Total Adjustable Rate Put Bonds .......................                          $  2,065,000
                                                                                                 ------------
                Total Investment Securities -- 99.5%
                (Amortized Cost $28,655,882) ..........................                          $ 28,655,882
                Other Assets in Excess of Liabilities -- 0.5% .........                               140,345
                                                                                                 ------------
                Net Assets -- 100.0% ..................................                          $ 28,796,227
                                                                                                 ============

See accompanying Notes to Portfolios of Investments.

Touchstone Tax-Free Trust
Ohio Insured Tax-Free Fund
Portfolio of Investments
September 30, 2005 (Unaudited)

=============================================================================================================
  Principal                                                                Coupon    Maturity      Market
   Amount       Fixed Rate Revenue & General Obligation Bonds -- 99.3%      Rate       Date         Value
-------------------------------------------------------------------------------------------------------------
$  1,000,000    Norwood OH TIF Rev (Cornerstore) ......................     4.500    12/07/05    $    998,610
     224,718    Columbus OH Special Assessment GO .....................     5.050    04/15/08         234,266
     400,000    West Clermont OH LSD GO Prerefunded @ 100 .............     6.150    12/01/08         402,268
   1,000,000    Hamilton OH CSD GO Prerefunded @ 101 ..................     5.500    12/01/09       1,096,710
   1,000,000    Hamilton OH CSD GO Prerefunded @ 101 ..................     5.625    12/01/09       1,101,550
   1,000,000    Kings OH LSD GO Prerefunded @ 101 .....................     5.650    12/01/09       1,102,520
   1,035,000    Reading OH Rev (St Mary's Ed Institute) ...............     5.550    02/01/10       1,115,088
   1,000,000    Bowling Green St Univ OH General
                Rcpts Rev Prerefunded @ 101 ...........................     5.750    06/01/10       1,113,890
     680,000    Cuyahoga Co OH Mtg Rev (West Tech Apts) ...............     5.100    09/20/10         713,728
     500,000    Akron OH GO Prerefunded @ 101 .........................     5.800    11/01/10         562,055
     415,000    Dublin OH Var Purp Impt Ser A Prerefunded @ 100 .......     6.000    12/01/10         467,622
   1,000,000    Greene Co OH Swr Sys Rev Prerefunded @ 101 ............     5.625    12/01/10       1,117,560
   1,000,000    Hilliard OH CSD GO Prerefunded @ 101 ..................     5.750    12/01/10       1,123,450
   1,000,000    Hilliard OH CSD GO Prerefunded @ 101 ..................     5.750    12/01/10       1,123,450
     525,000    Kings OH LSD GO Prerefunded @ 101 .....................     6.050    12/01/10         597,235
     500,000    Lake OH LSD GO (Stark Co) Prerefunded @ 100 ...........     5.750    12/01/10         557,505
   1,000,000    Summit Co OH GO Prerefunded @ 101 .....................     6.000    12/01/10       1,131,670
     165,000    Cuyahoga Co OH Hosp Rev (Univ Hosp) Escrowed to
                Maturity ..............................................     9.000    06/01/11         192,520
   1,000,000    Lorain Co OH Hosp Rev (Catholic Health) ...............     5.625    10/01/11       1,100,510
     275,000    Akron OH GO Prerefunded @ 101 .........................     6.000    11/01/11         311,685
     365,000    Bexley OH CSD GO ......................................     7.125    12/01/11         439,935
   1,000,000    Hamilton Co OH Swr Sys Rev ............................     5.500    12/01/11       1,114,460
   1,000,000    Indian Hill OH EVSD GO Prerefunded @ 100 ..............     5.250    12/01/11       1,100,380
   1,075,000    Franklin Co OH Hosp Impt (Childrens Hosp) .............     5.500    05/01/12       1,193,379
     530,000    Ottawa Co OH GO .......................................     5.750    12/01/14         543,080
     660,000    West Chester Twp OH GO ................................     5.500    12/01/14         735,273
     400,000    Warren OH Wtr Wrks Rev ................................     5.500    11/01/15         446,712
   1,000,000    Buckeye Valley OH LSD GO ..............................     6.850    12/01/15       1,186,060
   1,315,000    Loveland OH CSD GO ....................................     5.000    12/01/15       1,442,581
     945,000    Chillicothe OH CSD GO .................................     5.000    12/01/16       1,025,202
     975,000    Hamilton Co OH Convention Facs Auth Rev (Second Lien) .     5.000    12/01/16       1,049,480
   1,260,000    Cleveland OH Arpt Sys Rev .............................     5.125    01/01/17       1,315,843
     750,000    Butler Co OH Trans Impt Dist ..........................     5.125    04/01/17         795,135
     415,000    Toledo OH Swr Sys Rev .................................     6.350    11/15/17         424,379
   1,000,000    OH St Bldg Auth Rev (Adult Correctional Bldg)
                Prerefunded @ 100 .....................................     5.250    10/01/18       1,084,470
   1,000,000    Univ of Cincinnati OH General Rcpts Rev ...............     5.750    06/01/19       1,106,390
   1,000,000    Lorain Co OH Hosp Rev (Catholic Health Partners) ......     5.500    09/01/19       1,088,930
   1,000,000    Lucas Co OH Hosp Rev (Promedica Health Grp) ...........     5.625    11/15/19       1,088,380
     500,000    Cleveland OH Non Tax Rev (Cleveland Stadium) ..........     5.125    12/01/19         538,535
   1,085,000    West Clermont OH LSD GO ...............................     5.000    12/01/19       1,160,136
     210,000    Butler Co OH GO .......................................     5.250    12/01/20         229,658
   1,500,000    Nordonia Hills OH CSD GO ..............................     5.375    12/01/20       1,627,500
   1,000,000    Pickerington OH LSD UTGO ..............................     5.250    12/01/20       1,078,450
     850,000    West Chester Twp OH GO ................................     5.000    12/01/20         904,664
   1,210,000    Cincinnati OH Tech College Rev ........................     5.250    10/01/21       1,321,368

Touchstone Tax-Free Trust
Ohio Insured Tax-Free Fund
(Continued)

=============================================================================================================
  Principal     Fixed Rate Revenue & General Obligation Bonds -- 99.3%     Coupon    Maturity      Market
   Amount       (Continued)                                                 Rate       Date         Value
-------------------------------------------------------------------------------------------------------------
$  1,000,000    Monroe OH LSD Sch Impt GO .............................     5.000    12/01/21    $  1,061,680
   1,170,000    Upper Arlington OH CSD GO .............................     5.000    12/01/21       1,250,402
     660,000    Columbus-Polaris Hsg Corp Rev Prerefunded @ 100 .......     7.400    01/01/22         789,994
   1,185,000    Akron OH Impt GO ......................................     5.000    12/01/22       1,253,801
   1,035,000    Elyria OH GO ..........................................     5.000    12/01/22       1,101,882
     765,000    Fairfield Co OH GO ....................................     5.000    12/01/22         809,416
   1,000,000    Mansfield OH CSD ......................................     5.000    12/01/22       1,062,160
   1,200,000    Ross Twp OH LSD GO ....................................     5.000    12/01/22       1,269,672
     250,000    OH St Higher Ed Fac (Xavier Univ) .....................     5.000    05/01/23         263,198
   1,050,000    Harrison OH Wst Wtr Sys Rev ...........................     5.250    11/01/23       1,145,340
   1,000,000    Akron OH Var Purp GO ..................................     5.000    12/01/23       1,053,900
     450,000    Columbus OH Tax Increment Fin Rev (Polaris) ...........     4.750    12/01/23         462,861
     865,000    Fairfield Co OH GO ....................................     5.000    12/01/23         916,658
   1,350,000    Greater Cleveland OH Regl Trans Auth ..................     5.000    12/01/23       1,427,193
     425,000    Hamilton OH CSD GO ....................................     5.000    12/01/23         451,418
   1,480,000    Lakewood OH CSD .......................................     5.250    12/01/23       1,608,908
   1,000,000    Newark OH Var Purp GO .................................     4.750    12/01/23       1,029,970
   1,000,000    OH St Higher Ed Fac Rev (Univ Dayton) .................     5.000    12/01/23       1,053,300
   1,000,000    Toledo OH CSD GO ......................................     5.000    12/01/23       1,053,900
   1,085,000    Wyoming OH CSD ........................................     5.000    12/01/23       1,146,053
   1,000,000    Hamilton Co OH Hosp Rev (Childrens Hosp Med Ctr) ......     5.000    05/15/24       1,049,220
     400,000    Springboro OH Swr Sys Rev .............................     5.000    06/01/24         422,136
   1,000,000    Cleveland OH Muni SD GO ...............................     5.250    12/01/24       1,077,090
   1,050,000    Delaware Co OH GO .....................................     5.000    12/01/24       1,103,057
   1,250,000    Fremont OH Var Purp GO ................................     5.000    12/15/24       1,314,875
   2,000,000    OH St Univ Gen Rcpts ..................................     5.000    06/01/25       2,109,680
     810,000    Big Walnut OH LSD GO ..................................     5.000    12/01/25         855,060
   1,750,000    Eaton OH CSD GO .......................................     5.000    12/01/25       1,848,368
   2,000,000    Frankling Co OH Conv Ctr Rev ..........................     5.000    12/01/25       2,109,160
     300,000    Galion OH CSD UTGO ....................................     5.000    12/01/25         314,835
   1,885,000    Kings OH LSD UTGO .....................................     5.000    12/01/25       1,991,446
   1,500,000    Marysville OH EVSD GO .................................     5.000    12/01/25       1,584,315
   1,080,000    Marysville OH EVSD ....................................     5.000    12/01/25       1,143,515
   1,000,000    Oak Hills OH LSD GO ...................................     5.000    12/01/25       1,058,810
   1,000,000    Plain OH LSD GO .......................................     5.000    12/01/25       1,055,580
     905,000    Licking Heights OH LSD GO .............................     6.400    12/01/28       1,153,223
     500,000    OH St Air Qlty Dev PCR ................................     4.800    01/01/34         505,950
                                                                                                 ------------
                Total Fixed Rate Revenue & General Obligation Bonds ...                          $ 81,112,298
                                                                                                 ------------

Touchstone Tax-Free Trust
Ohio Insured Tax-Free Fund
(Continued)

=============================================================================================================
  Principal                                                                Coupon    Maturity      Market
   Amount       Floating & Variable Demand Notes -- 0.9%                    Rate       Date         Value
-------------------------------------------------------------------------------------------------------------
$    700,000    Puerto Rico Elec Pwr Auth Tr Rcpts Ser SGA 43 .........     2.730    10/06/05    $    700,000
                                                                                                 ------------
                Total Investment Securities -- 100.2%
                (Amortized Cost $77,426,135) ..........................                          $ 81,812,298
                Liabilities in Excess of Other Assets -- (0.2%) .......                              (147,881)
                                                                                                 ------------
                Net Assets -- 100.0% ..................................                          $ 81,664,417
                                                                                                 ============


See accompanying Notes to Portfolios of Investments.

Touchstone Tax-Free Trust
Ohio Tax-Free Money Market Fund
Portfolio of Investments
September 30, 2005 (Unaudited)

=============================================================================================================
  Principal                                                                Coupon    Maturity      Market
   Amount       Fixed Rate Revenue & General Obligation Bonds -- 21.3%      Rate       Date         Value
-------------------------------------------------------------------------------------------------------------
$  1,550,000    Harrison Twp OH Fire Station LTGO BANS ................     2.100    10/20/05    $  1,550,119
     630,000    Licking Co OH (Jardin Manor Swr) LTGO BANS ............     2.450    10/20/05         630,146
   2,000,000    Olmsted Falls OH Bldg Impt LTGO BANS ..................     2.500    10/20/05       2,000,515
   2,075,000    AMP OH Elec Rev BANS (Pioneer Vlg) ....................     2.500    10/27/05       2,075,437
     100,000    OH St Pub Facs Cmnty Rev (Higher Ed Cap Facs)
                Prerefunded @ 100 .....................................     5.000    11/01/05         100,234
     475,000    AMP OH Elec Rev BANS (Yellow Springs) .................     2.500    11/03/05         475,106
   4,360,000    Springboro OH Real Estate Acq Rev .....................     3.000    11/03/05       4,361,943
     400,000    Butler Co OH Jnt Voc SD LTGO (Police Inst) ............     1.650    12/01/05         397,404
     300,000    Columbus OH CSD GO ....................................     3.000    12/01/05         300,012
   6,864,600    Deerfield Twp OH LTGO BANS ............................     2.750    12/01/05       6,868,550
   1,095,000    West Clermont OH LSD GO Prerefunded @ 102 .............     6.900    12/01/05       1,124,244
   2,060,000    AMP OH Elec Rev BANS (Edgerton) .......................     2.750    12/08/05       2,060,754
   1,980,000    AMP OH Elec Rev BANS (Brewester Vlg) ..................     2.750    01/12/06       1,981,097
   2,000,000    OH Univ Gen Rcpts BANS ................................     3.000    01/19/06       2,004,452
   3,230,000    Willard OH BANS LTGO ..................................     4.000    01/25/06       3,240,037
   1,040,000    Willard OH GO BANS ....................................     3.000    01/25/06       1,041,461
   2,000,000    AMP OH Elec Rev BANS (Vlg of Lodi) ....................     3.250    03/16/06       2,005,346
     500,000    Middletown OH Arpt Facs Acq BANS LTGO .................     4.500    06/06/06         504,970
   4,875,000    Middletown OH CSD BANS UTGO ...........................     4.000    06/08/06       4,897,715
   1,500,000    AMP OH Elec Rev BANS ..................................     3.000    06/30/06       1,500,000
   2,350,000    AMP OH Elec Rev BANS (Montpelier) .....................     3.000    07/06/06       2,350,000
     750,000    Glenwillow Vlg OH LTGO BANS ...........................     3.400    08/10/06         751,244
   3,250,000    Hillsboro OH CSD BANS .................................     4.000    08/16/06       3,270,662
   5,840,000    AMP OH Elect Rev BANS (Bryan) .........................     3.500    08/18/06       5,857,439
   3,373,000    Jackson Co OH BANS ....................................     4.000    09/07/06       3,392,833
                                                                                                 ------------
                Total Fixed Rate Revenue & General Obligation Bonds ...                          $ 54,741,720
                                                                                                 ------------
-------------------------------------------------------------------------------------------------------------
  Principal                                                                Coupon    Maturity      Market
   Amount       Floating & Variable Demand Notes -- 75.6%                   Rate       Date         Value
-------------------------------------------------------------------------------------------------------------
$    100,000    Cuyahoga Co OH Hosp (Univ Hosp) .......................     2.630    10/01/05    $    100,000
   2,600,000    Cuyahoga Co OH IDR (S&R Playhouse Rlty) ...............     2.600    10/01/05       2,600,000
   1,300,000    OH St Air Quality Rev PCR (OH Edison) .................     2.820    10/01/05       1,300,000
   5,260,000    Trumbull Co OH Hlthcare (Shepard of Valley Lutheran
                Home) .................................................     2.950    10/01/05       5,260,000
   3,000,000    ABN AMRO MuniTOPS Ctfs Tr 1998-18 (Cleveland OH Wtrwk)      2.750    10/05/05       3,000,000
   2,400,000    ABN AMRO MuniTOPS Ctfs Tr 2001-03 (Westerville OH CSD)      2.770    10/05/05       2,400,000
     845,000    Centerville OH Hlthcare (Bethany Luth Vlg) ............     2.790    10/05/05         845,000
   3,000,000    Cleveland OH Arpt Sys Rev Tr Rcpts SGA 126 ............     2.780    10/05/05       3,000,000
   1,705,000    Cuyahoga Co OH Ed Fac (Utd Cerebral Paisy Assn) .......     2.820    10/05/05       1,705,000
     830,000    Erie Co OH IDR (Toft Dairy Inc) .......................     2.820    10/05/05         830,000
     270,000    Greene Co OH Hlth Fac (Greene Oaks) ...................     2.820    10/05/05         270,000
     460,000    Hamilton Co OH EDR (General Prostestant) ..............     2.900    10/05/05         460,000
     725,000    Hamilton Co OH Hlth Fac (St Aloysius Orphanage) .......     2.820    10/05/05         725,000
     900,000    Hamilton Co OH Hosp Rev (Health Alliance) Ser B .......     2.750    10/05/05         900,000
   1,375,000    Hamilton Co OH Hosp Rev (Health Alliance) Ser F .......     2.750    10/05/05       1,375,000

Touchstone Tax-Free Trust
Ohio Tax-Free Money Market Fund
(Continued)

=============================================================================================================
  Principal     Floating & Variable Demand Notes -- 75.6%                  Coupon    Maturity      Market
   Amount       (Continued)                                                 Rate       Date         Value
-------------------------------------------------------------------------------------------------------------
$    300,000    Hamilton Co OH Hosp Rev (Hlth Alliance) Ser E .........     2.630    10/05/05    $    300,000
   3,900,000    Lake Co OH Hosp Facs (Lake Hosp) ......................     2.830    10/05/05       3,900,000
   1,710,000    Lorain Co OH IDR (EMH Regl Med Ctr) ...................     2.820    10/05/05       1,710,000
   3,500,000    Middletown OH Dev (Bishop-Fenwick HS) .................     2.780    10/05/05       3,500,000
   2,000,000    Montgomery Co OH EDR (Dayton Art Inst) ................     2.830    10/05/05       2,000,000
   1,400,000    OH St GO Infrastructure Impt ..........................     2.750    10/05/05       1,400,000
   1,805,000    OH St Infra Impt UTGO .................................     2.750    10/05/05       1,805,000
   5,060,000    OH St Wtr Dev Auth Purewater ..........................     2.750    10/05/05       5,060,000
   1,000,000    OH Wtr Dev Auth PCR (Cleveland Elec) Ser B ............     2.780    10/05/05       1,000,000
   2,050,000    OH Wtr Dev Auth Rev (Timken Company) ..................     2.780    10/05/05       2,050,000
     350,000    Orrville OH Hosp Fac (Orrville Hosp Fdtn) .............     2.840    10/05/05         350,000
   4,210,000    Puerto Rico Elec Pwr Auth Tr Rcpts Ser SGA 43 .........     2.730    10/05/05       4,210,000
   1,000,000    Scioto Co OH Hosp Rev (VHA Ctr) Ser E .................     2.750    10/05/05       1,000,000
   1,500,000    Akron Bath Copley OH Hosp (Summa Hlth) B ..............     2.780    10/06/05       1,500,000
   1,100,000    Ashtabula Co OH Hosp (Ashtabula Co Med Ctr) ...........     2.770    10/06/05       1,100,000
   3,900,000    Athens Co OH Port Auth (Hsg OH Univ) ..................     2.800    10/06/05       3,900,000
   1,505,000    Butler Co OH Hosp Facs (Berkeley Sq Ret) ..............     2.780    10/06/05       1,505,000
   3,805,000    Butler Co OH Hosp Facs Rev (Middletown Regl Hosp) .....     2.770    10/06/05       3,805,000
   2,705,000    Cambridge OH Hosp Facs Rev (SE OH Regl Med) ...........     2.820    10/06/05       2,705,000
   2,040,000    Carroll Co OH Hlthcare Fac (St Johns Villa) ...........     2.820    10/06/05       2,040,000
     110,000    Cochocton Co OH Hosp (Echoing Hills Vlg) ..............     2.880    10/06/05         110,000
   3,815,000    Coshocton Co OH Hosp Facs Rev (Mem Hosp) ..............     2.780    10/06/05       3,815,000
   1,500,000    Cuyahoga Co OH Civic Facs (West Side Ecumenical) ......     2.820    10/06/05       1,500,000
   4,900,000    Cuyahoga Co OH Hlth (Gardens of Mcgregor & Amasa Stone)     2.770    10/06/05       4,900,000
     820,000    Cuyahoga Co OH Hlth Facs Rev (Franciscan Cmntys) ......     2.750    10/06/05         820,000
   3,145,000    Delaware Co OH Hlth Fac (Sarah Moore Home) ............     2.900    10/06/05       3,145,000
   2,120,000    Franklin Co OH EDR (Dominican Sisters) ................     2.820    10/06/05       2,120,000
   1,605,000    Franklin Co OH Hlth Fac (Heinzerling Fndtn) ...........     2.880    10/06/05       1,605,000
     800,000    Franklin Co OH Hlth Fac (Lifeline Organ Procurement) ..     2.820    10/06/05         800,000
   3,000,000    Franklin Co OH Hlth Facs (Friendship Vlg Dublin) ......     2.750    10/06/05       3,000,000
   7,385,000    Franklin Co OH Hlth Facs (Presbyterian) ...............     2.770    10/06/05       7,385,000
     875,000    Franklin Co OH IDR (OH Girl Scout Council) ............     2.880    10/06/05         875,000
   1,800,000    Fulton Co OH IDR (Polycraft Inc) ......................     3.040    10/06/05       1,800,000
     300,000    Hamilton Co OH EDR (Contemporary Arts Ctr) ............     2.770    10/06/05         300,000
   1,250,000    Hamilton Co OH Hosp (Beechwood Home) ..................     2.780    10/06/05       1,250,000
     600,000    Hamilton Co OH Hosp (Childrens Hosp Med Ctr) Ser 1997 .     2.750    10/06/05         600,000
   6,645,000    Hamilton Co OH Hosp (Drake Ctr Inc) ...................     2.760    10/06/05       6,645,000
   5,920,000    Hamilton Co OH Sales Tax Fltr Ctfs Ser 356 ............     2.770    10/06/05       5,920,000
   2,944,000    Hamilton OH MFH Afford Hsg (Knollwood Vlg) A ..........     2.770    10/06/05       2,944,000
   2,579,000    Hancock Co OH MFH (Crystal Glen Apts) A ...............     2.770    10/06/05       2,579,000
   2,000,000    Jackson OH Hosp Facs Rev (Holzer Cons Hlth Sys) .......     2.790    10/06/05       2,000,000
   3,920,000    Lima OH Hosp Fac (Lima Mem Hosp) ......................     2.820    10/06/05       3,920,000
     400,000    Lucas Co OH Hlth Fac (Lutheran Homes) .................     2.780    10/06/05         400,000
     100,000    Lucas Co OH Hosp Rev (Sunshine Childrens Home) ........     2.920    10/06/05         100,000
      55,000    Lucas Co OH IDR (SA Associates) .......................     2.890    10/06/05          55,000
     580,000    Mahoning Co OH IDR (OH Heart Inst) ....................     2.880    10/06/05         580,000
     585,000    Marion Co OH Hosp Pooled Lease Rev ....................     2.770    10/06/05         585,000
   1,140,000    Mason OH TIF Rev (Central Parke of Mason) .............     2.830    10/06/05       1,140,000

Touchstone Tax-Free Trust
Ohio Tax-Free Money Market Fund
(Continued)

=============================================================================================================
  Principal     Floating & Variable Demand Notes -- 75.6%                  Coupon    Maturity      Market
   Amount       (Continued)                                                 Rate       Date         Value
-------------------------------------------------------------------------------------------------------------
$  1,700,000    Middleburg Hgts OH Hosp Rev (SW Gen Hlth) .............     2.770    10/06/05    $  1,700,000
   1,160,000    Montgomery Co OH Hlth Facs (Cmnty Blood Ctr) ..........     2.880    10/06/05       1,160,000
   2,200,000    Montgomery Co OH Rev (St Vincent de Paul) .............     2.780    10/06/05       2,200,000
   1,375,000    OH St Higher Ed Fac (John Carroll) ....................     2.770    10/06/05       1,375,000
   3,000,000    OH St Higher Ed Fac (Mt St Joseph) ....................     2.780    10/06/05       3,000,000
   1,000,000    OH St Higher Ed Fac Pooled Fin (1997) .................     2.830    10/06/05       1,000,000
   2,800,000    OH St Higher Ed Fac Pooled Fin (1998) .................     2.830    10/06/05       2,800,000
     400,000    OH St Higher Ed Fac Pooled Fin (1999) .................     2.830    10/06/05         400,000
     200,000    OH St Higher Ed Rev (Malone College) ..................     2.820    10/06/05         200,000
     940,000    Ottawa Co OH Hosp Rev (Lutheran Home of Mercy) Ser 99 .     2.870    10/06/05         940,000
   3,850,000    Port Gtr Cincinnati Dev Auth (Cincinnati Zoo) .........     2.760    10/06/05       3,850,000
   3,450,000    Puerto Rico Childrens Tr Fund Putter Ser 149 ..........     2.790    10/06/05       3,450,000
     900,000    Puerto Rico Cmnwlth GO Putter Ser 441 .................     2.770    10/06/05         900,000
   1,950,000    Puerto Rico Cmnwlth Hwy & Trans Tr Rcpts Cl F Ser B ...     2.750    10/06/05       1,950,000
   1,700,000    Puerto Rico Pub Fin Corp Putters Ser 363 ..............     2.770    10/06/05       1,700,000
   4,135,000    Sharonville OH IDR (Duke Rlty LP) .....................     2.850    10/06/05       4,135,000
   2,400,000    Summit Co OH Civic Fac Rev (YMCA) .....................     2.820    10/06/05       2,400,000
   1,390,000    Summit Co OH Hlth Fac (Evant Inc) .....................     2.870    10/06/05       1,390,000
   3,300,000    Toledo OH City Svcs Special Assmnt ....................     2.750    10/06/05       3,300,000
   2,400,000    Toledo OH City Svcs Special Assmnt Nts ................     2.750    10/06/05       2,400,000
   5,000,000    Toledo-Lucas Co OH Port Auth Rev ......................     2.750    10/06/05       5,000,000
   3,995,000    Univ of Akron Gen Rcpts Fltr Ctfs Ser 165 .............     2.770    10/06/05       3,995,000
   1,600,000    Warren Co OH IDR (Liquid Container) ...................     2.780    10/06/05       1,600,000
   1,355,000    Westlake OH EDR (Oaks Dev Co) .........................     2.870    10/06/05       1,355,000
   4,720,000    Woodlawn OH EDR (Goodwill Inds) .......................     2.780    10/06/05       4,720,000
   1,570,000    Miami Co OH Hosp Fac (Upper Vly Med Ctr) ..............     2.770    10/07/05       1,570,000
   5,700,000    Hamilton Co OH IDR (ADP) ..............................     2.650    10/15/05       5,700,000
                                                                                                 ------------
                Total Floating & Variable Demand Notes ................                          $194,693,000
                                                                                                 ------------
-------------------------------------------------------------------------------------------------------------
  Principal                                                                Coupon    Maturity      Market
   Amount       Adjustable Rate Put Bonds -- 2.8%                           Rate       Date         Value
-------------------------------------------------------------------------------------------------------------
$  3,395,000    Cuyahoga Co OH IDR (Halle Office Bldg) ................     2.750    10/01/05    $  3,395,000
     955,000    Clermont Co OH EDR (John Q Hammons/Clermont Hills) ....     2.900    11/01/05         955,000
   2,370,000    Richland Co OH IDR (Mansfield Sq Ltd) .................     3.000    11/15/05       2,370,000
     575,000    Gallia Co OH IDR (Jackson Pike Assoc) .................     3.000    12/15/05         575,000
                                                                                                 ------------
                Total Adjustable Rate Put Bonds .......................                          $  7,295,000
                                                                                                 ------------
                Total Investment Securities -- 99.7%

                (Amortized Cost $256,729,720) .........................                          $256,729,720
                Other Assets in Excess of Liabilities -- 0.3% .........                               758,706
                                                                                                 ------------
                Net Assets -- 100.0% ..................................                          $257,488,426
                                                                                                 ============


See accompanying Notes to Portfolios of Investments.

Touchstone Tax-Free Trust
Tax-Free Money Market Fund
Portfolio of Investments
September 30, 2005 (Unaudited)

=============================================================================================================
  Principal                                                                Coupon    Maturity      Market
   Amount       Fixed Rate Revenue & General Obligation Bonds -- 10.6%      Rate       Date         Value
-------------------------------------------------------------------------------------------------------------
$    130,000    Anchorage AK UTGO Prerefunded @ 100 ...................     5.250    10/01/05    $    130,000
     700,000    Rhodes IL SD #84.5 Edl Purp TAWS ......................     3.125    12/01/05         701,112
     750,000    Norwood OH TIF Rev (Cornerstone) ......................     4.500    12/07/05         750,000
     495,000    Rock Hill SC COP (Hospitality Fee Pledge) .............     3.000    01/01/06         495,705
     205,000    North Central TX Hlth Fac Dev Corp Rev ................     4.700    02/15/06         206,351
     900,000    Covington KY Indpt SD TANS ............................     3.500    06/30/06         902,200
     400,000    AMP OH Elect Sys Rev (Woodville Vlg) ..................     3.250    07/20/06         400,621
     550,000    AMP OH Elect Sys Rev BANS (Carey Vlg) .................     3.400    08/03/06         551,117
                                                                                                 ------------
                Total Fixed Rate Revenue & General Obligation Bonds ...                          $  4,137,106
                                                                                                 ------------
-------------------------------------------------------------------------------------------------------------
  Principal                                                                Coupon    Maturity      Market
   Amount       Floating & Variable Demand Notes -- 78.2%                   Rate       Date         Value
-------------------------------------------------------------------------------------------------------------
$  1,035,000    Arvada CO Wtr Sys Rev .................................     2.700    10/01/05    $  1,035,000
   1,400,000    Broward Co FL Hlth Facs Rev (John Knox Vlg) ...........     3.000    10/01/05       1,400,000
     300,000    Chester Co PA IDA Rev .................................     2.780    10/01/05         300,000
     300,000    Manatee Co FL PCR (Florida Pwr & Light Co) ............     2.820    10/01/05         300,000
     200,000    Muni Sec Trust Ctfs 01-160 (FL Bd of Educ) ............     2.830    10/01/05         200,000
     300,000    Municipal Secs Tr Ctfs (FL Brd of Ed) Ser 2001-161 ....     2.830    10/01/05         300,000
     950,000    OH St Air Qlty Dev Auth Rev (OH Edison Co) ............     2.910    10/01/05         950,000
     905,000    Sarasota Co FL Pub Hosp (Sarasota Mem Hosp) ...........     2.950    10/01/05         905,000
     400,000    Tarrant Co TX Hlth Fac Rev (Cumberland Rest Inc) ......     2.790    10/01/05         400,000
     550,000    Trumbull Co OH Healthcare (Shepard of Valley Lutheran
                Home) .................................................     2.950    10/01/05         550,000
     500,000    Portland OR MFH Rev (South Pk Block) ..................     2.770    10/04/05         500,000
     100,000    Bloomington IL Normal Arpt Auth .......................     2.830    10/05/05         100,000
     300,000    CA PCR Fin Auth Solid Wst Disp Rev ....................     2.850    10/05/05         300,000
     250,000    CO Hlth Facs (Jefferson Hills) Ser B ..................     2.880    10/05/05         250,000
     500,000    Dade Co FL IDA IDR (Dolphins Stadium) .................     2.750    10/05/05         500,000
     350,000    E-470 Pub Highway Auth CO Rev (Vehicle Registration Fee)    2.770    10/05/05         350,000
   1,300,000    FL HFA MFH Rev (Carlton Arms II) Ser EEE ..............     2.820    10/05/05       1,300,000
     300,000    Nassau Co FL PCR (Rayonier) ...........................     2.750    10/05/05         300,000
     400,000    OH St Air Quality Dev Auth Rev (Timken) ...............     2.850    10/05/05         400,000
     650,000    Orange Co FL HFA Rev (Sundown Assoc) ..................     2.800    10/05/05         650,000
     500,000    Palm Beach Co FL Rev (Jewish Cmnty Campus) ............     2.790    10/05/05         500,000
   1,100,000    Scio Twp MI EDR (ADP Inc) .............................     3.250    10/05/05       1,100,000
   1,000,000    Scioto Co OH Hosp Rev Ser B ...........................     2.750    10/05/05       1,000,000
     400,000    WA Suburban Sanitary Dist UTGO ........................     2.740    10/05/05         400,000
     275,000    Akron Bath Copley OH Jnt Twp (Visiting Nurse Svcs) ....     2.820    10/06/05         275,000
   1,000,000    Akron Bath Copley OH Jnt Twp Hosp Dist Rev (Summa Hlth
                Sys) ..................................................     2.780    10/06/05       1,000,000
     500,000    Ames Higher Ed Facs Corp TX Rev (St Gabriels) .........     2.810    10/06/05         500,000
      75,000    Boone Co KY IBR (Hennegan Co) .........................     2.830    10/06/05          75,000
     120,000    Boulder CO Dev Rev (Humane Society) ...................     2.860    10/06/05         120,000
     400,000    Brevard Co FL Ed Fac Auth Rev (FL Institute Technology)     2.750    10/06/05         400,000
     240,000    CA Infra EDB IDR (Metrotile Mfg) Ser A ................     3.000    10/06/05         240,000
     100,000    CA Statewide Cmntys IDR (American Modular Sys) ........     2.800    10/06/05         100,000
     100,000    Catawba Co NC Ind Fac (Lucky 7 Dev Grp) ...............     2.900    10/06/05         100,000

Touchstone Tax-Free Trust
Tax-Free Money Market Fund
(Continued)

=============================================================================================================
  Principal                                                                Coupon    Maturity      Market
   Amount       Floating & Variable Demand Notes -- 78.2% (Continued)       Rate       Date         Value
-------------------------------------------------------------------------------------------------------------
$    675,000    CO HFA EDR (Casarosa & Denver Gasket Inc) .............     2.950    10/06/05    $    675,000
     500,000    Duchesne SD UT Bldg Auth Rev ..........................     2.810    10/06/05         500,000
     545,000    Eden Prairie MN MFH Rev (Lake Place Apts) .............     2.860    10/06/05         545,000
     310,000    Eupora MS IDR (Plymouth Tube Co) ......................     2.950    10/06/05         310,000
     295,000    Fargo ND CDR Ref (Kelly Inns Fargo) ...................     2.890    10/06/05         295,000
     500,000    Hamilton Co OH Hosp Fac Rev
                (Childrens Hosp Medical Center) .......................     2.750    10/06/05         500,000
     300,000    Hanford CA Swr Rev Ser A ..............................     2.840    10/06/05         300,000
     300,000    IA Fin Auth Rev (Northcrest Inc) ......................     2.860    10/06/05         300,000
     390,000    IA Fin Auth Rev (Regis Schs) ..........................     2.810    10/06/05         390,000
     200,000    IA Higher Ed Auth Rev (American Institute) ............     2.860    10/06/05         200,000
     500,000    IN St Ed Facs Auth (Univ Evansville) ..................     2.880    10/06/05         500,000
     882,000    Indianapolis IN EDR (Pedcor Invts Waterfront-B) .......     3.070    10/06/05         882,000
     740,000    Indianapolis IN MFH Rev (Nora Commons) ................     2.930    10/06/05         740,000
     280,000    Lake Co IL Cmnty SD #73 Putter Ser 329 ................     2.820    10/06/05         280,000
     430,000    Lancaster NE IDR (Garner Inds) Ser B ..................     2.900    10/06/05         430,000
     100,000    Lemoore CA COP (Muni Golf Course) .....................     3.050    10/06/05         100,000
     240,000    Maricopa Co AZ IDA Hsg Rev (San Angelin Apts) .........     3.060    10/06/05         240,000
     200,000    Montgomery Co OH EDR (Benjamin & Marian) ..............     2.820    10/06/05         200,000
     995,000    Oakland CA Liq Fac Rev (Assoc Bay Area Govt) ..........     2.790    10/06/05         995,000
     500,000    Ottawa Co OH Hosp Fac Rev (Luther Home of Mercy) ......     2.870    10/06/05         500,000
   1,405,000    Ottawa Co OH Hosp Facs Rev (Luther Home of Mercy)
                Ser 97 ................................................     2.870    10/06/05       1,405,000
   1,500,000    Rev Bd Ctfs Ser 04-13 (Centennial East Apts) ..........     3.200    10/06/05       1,500,000
   1,105,000    Salina KS Rev (Salina Cent Mall LP-Dillards) ..........     2.950    10/06/05       1,105,000
     800,000    Storm Lake IA High Ed Facs Rev (Buena Vista) ..........     2.910    10/06/05         800,000
                                                                                                 ------------
                Total Floating & Variable Demand Notes ................                          $ 30,492,000
                                                                                                 ------------
-------------------------------------------------------------------------------------------------------------
  Principal                                                                Coupon    Maturity      Market
   Amount       Adjustable Rate Put Bonds -- 10.7%                          Rate       Date         Value
-------------------------------------------------------------------------------------------------------------
$    105,000    Cuyahoga Co OH IDR (Halle Office Bldg) ................     2.750    10/01/05    $    105,000
     935,000    Ft Thomas KY Ind Bldg (Carmel Manor) ..................     2.600    10/01/05         935,000
     295,000    Newport KY IBR (Sumerel Tire) .........................     4.000    12/01/05         295,000
   1,000,000    Westmoreland Co PA IDA (White Cons Inds) ..............     3.245    12/01/05       1,000,000
   1,125,000    Corpus Cristi TX IDC EDR (Texas Air Invt) .............     2.900    02/01/06       1,124,802
     300,000    Summit Co OH IDR (SD Myers Inc) .......................     3.400    02/15/06         300,000
     120,000    Dayton KY IBR (Patriot Signage Inc) ...................     3.500    03/01/06         120,000
     275,000    Summit Co OH IDR (Struktol Co America) ................     3.750    03/01/06         275,000
                                                                                                 ------------
                Total Adjustable Rate Put Bonds .......................                          $  4,154,802
                                                                                                 ------------
                Total Investment Securities -- 99.5%
                (Amortized Cost $38,783,908) ..........................                          $ 38,783,908
                Other Assets in Excess of Liabilities -- 0.5% .........                               188,126
                                                                                                 ------------
                Net Assets -- 100.0% ..................................                          $ 38,972,034
                                                                                                 ============


See accompanying Notes to Portfolios of Investments.

Touchstone Tax-Free Trust
Notes to Portfolios of Investments
September 30, 2005 (Unaudited)
================================================================================
Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at September 30, 2005.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

Portfolio Abbreviations:
BANS - Bond Anticipation Notes
CDR - Community Development Revenue
COP - Certificates of Participation
CSD - City School District
EDB - Economic Development Bank
EDR - Economic Development Revenue
EVSD - Exempted Village School District
GO - General Obligation
HFA - Housing Finance Authority/Agency
IBR - Industrial Building Revenue
IDA - Industrial Development Authority/Agency
IDC - Industrial Development Corporation
IDR - Industrial Development Revenue
LSD - Local School District
LT - Limited Tax
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
PCR - Pollution Control Revenue
SD - School District
TANS - Tax Anticipation Notes
TAWS - Tax Anticipation Warrants
TIF - Tax Increment Financing
UT - Unlimited Tax
UTGO - Unlimited Tax General Obligation

Security valuation -- Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Ohio Insured Tax-Free Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures approved by the Board of Trustees.

Touchstone Tax-Free Trust
Notes to Portfolios of Investments

(Continued)
Security transactions -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

When-issued securities -- The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased.

Portfolio Composition

As of September 30, 2005, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Market Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The Florida Tax-Free Money Market Fund was 85.0% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the value of which is exempt from the Florida intangible personal property tax. As of September 30, 2005, 23.5% of the portfolio securities of the Tax-Free Money Market Fund were concentrated in the State of Ohio and 6.0% in the State of Kentucky.

The Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, and the Ohio Tax-Free Money Market Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of September 30, 2005, there were no concentrations of investments (10% or greater) in any one issuer.

The Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Adviser, under the supervision of the Board of Trustees, to be of comparable quality.

As of September 30, 2005, 90.3% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Four private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 83.4% of its portfolio securities.

Touchstone Tax-Free Trust
Notes to Portfolios of Investments
(Continued)
================================================================================

The concentration of investments for each Fund as of September 30, 2005, classified by revenue source, was as follows:

--------------------------------------------------------------------------------
                               Florida                     Ohio
                               Tax-Free       Ohio       Tax-Free     Tax-Free
                                Money       Insured       Money        Money
                                Market      Tax-Free      Market       Market
                                 Fund         Fund         Fund         Fund
--------------------------------------------------------------------------------
General Obligations .......       1.1%        52.4%         5.8%         1.8%
Revenue Bonds:
Pollution Control .........       6.2%          --         10.2%        10.7%
Hospital/Health Care ......      12.2%         8.1%        27.8%        23.1%
Utilities/Water & Sewer ...      12.0%         5.8%         6.9%         7.7%
Education .................      21.5%         7.2%        10.1%         6.3%
Housing/Mortgage ..........      28.5%         1.8%         7.6%        11.5%
Economic Development ......       2.8%          --          5.5%         8.4%
Public Facilities .........       4.1%          --          5.5%         4.9%
Transportation ............       0.9%         2.6%         0.8%         0.9%
Special Tax ...............        --           --          8.3%         3.2%
Miscellaneous .............      10.7%        22.1%        11.5%        21.5%
                                ---------------------------------------------
Total Investments .........     100.0%       100.0%       100.0%       100.0%
--------------------------------------------------------------------------------

Federal Tax Information

The federal tax cost for the Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund is equal to the amortized cost in the portfolio of investments. The aggregate identified cost for federal income tax purposes for the Ohio Insured Tax-Free Fund is $77,426,135, resulting in gross unrealized appreciation and depreciation of $4,498,842 and $112,679, respectively, and net unrealized appreciation of $4,386,163.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Tax Free Trust

By (Signature and Title)

/s/ Jill T. McGruder
---------------------------------------
Jill T. McGruder
President

Date:  November 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
---------------------------------------
Jill T. McGruder
President

Date:  November 21, 2005


By (Signature and Title)

/s/ Terrie A. Wiedenheft
---------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date:  November 21, 2005